SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Accrued expenses	$ 742	$ 651
Accrued employee expenses	6	10
Accrued bonuses	152	239
Total accrued expenses and other current liabilities	$ 900	$ 900